SHARE-BASED COMPENSATION EXPENSES	12 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 17 -	SHARE-BASED COMPENSATION EXPENSES

On September 20, 2007, the Company adopted the 2006 Stock Plan (the “2006 Plan”) which allows the Company to offer a variety of incentive awards to employees, officers, directors and consultants. Options to purchase 3,000,000 ordinary shares are authorized under the 2006 Plan. The Company issues new shares to employees, officers, directors and consultants upon share option exercise or share unit conversion.

On May 14, 2015, the Board of Directors approved the 2015 Equity Incentive Plan (the “2015 Equity Plan”). The 2015 Equity Plan provided for 5,000,000 ordinary shares, and it will terminate ten years following the date that it was adopted by the Board of Directors. The purposes of the 2015 Equity Plan are similar as the 2006 Plan, which is used to promote the long-term growth and profitability of the Company and its affiliates by stimulating the efforts of employees, directors and consultants of the Company and its affiliates who are selected to be participants, aligning the long-term interests of participants with those of shareholders, heightening the desire of participants to continue in working toward and contributing to the success of the Company, attracting and retaining the best available personnel for positions of substantial responsibility, and generally providing additional incentive for them to promote the success of the Company’s business through the grant of awards of or pertaining to the Company’s ordinary shares. The 2015 Equity Plan permits the grant of incentive share options, non-statutory share options, restricted shares, restricted share units, share appreciation rights, performance units and performance shares as the Company may determine.

Share options

The Company granted 696,000 share options in 2008 and 2009 under the 2006 Plan. All the share options had been vested and exercised by June 30, 2013.

Performance options

Performance share options granted in 2012 (“2012 Performance Options”)

On February 20, 2012, performance share options to purchase 1,476,000 ordinary shares were granted to certain employees of the Company under the terms of the 2006 Plan. They were granted with an exercise price of $9.29 per share. These shares options have an expiry period of five years from the date of grant, and would vest subject to the service and performance conditions shown below:

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For 60,000 options, if the Company’s Price/Earnings Ratio (“P/E”) achieves certain levels and the related investor relations performance targets are achieved during the 36 months after the grant date, 30,000 share options or 60,000 share options will vest depending on the related manager’s performance; The 60,000 options will cliff vest on the 36 month anniversary of the grant date, and will remain exercisable from the vesting date until the 60 month anniversary of the grant date. For this particular type of options, the Company recorded $206, $72 and nil as share-based compensation expenses in the years ended June 30, 2014, 2015 and 2016, respectively.

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For 1,416,000 options, if the compound average growth rate of the Company’s Non-GAAP diluted earnings per share as defined in the 2006 Plan from the year ended June 30, 2011 to the year ended June 30, 2014 (the “EPS Threshold”) equals or exceeds 15%, but less than 20%, 944,000 options will vest over 24 to 48 months; if the EPS Threshold equals or exceeds 20%, but is less than 25%, an additional 236,000 options will vest over 48 months; if the EPS Threshold equals or exceeds 25%, an additional 236,000 options will vest over 48 months. Of the total 1,416,000 options, 283,200, 283,200 and 849,600 options will vest on the 24 month, 36 month, and 48 month anniversary of the grant date, respectively. The vesting schedule for such performance share options is as below:

EPS Threshold	Number of vested options	Months after the grant date
		24 months	36 months	48 months
Over 15% but below 20%	944,000	283,200	283,200	377,600
Equal or over 20% but below 25%	Additional 236,000	-	-	236,000
25% or above	Additional 236,000	-	-	236,000

	Total	283,200	283,200	849,600

The options will remain exercisable from the vesting date until the 60 month anniversary of the grant date. The EPS threshold was met as of June 30, 2014 for all of the 1,416,000 options and will vest over requisite service periods of 24 to 48 months. For this particular type of option, the Company recorded $1,222, $1,530 and $251 as share-based compensation expenses in years ended June 30, 2014, 2015 and 2016, respectively.

A summary of the 2012 performance option activity under the 2006 Plan for the year ended June 30, 2016 is as follows:

2012 Performance Options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at June 30, 2015	1,333,500	$8.89	1.64	$20,189

Exercised	(612,000)	$8.89
Outstanding at June 30, 2016	721,500	$8.89	0.64	$6,118

Vested and expected to vest at June 30, 2016	721,500	8.89	0.64	6,118

Exercisable at June 30, 2016	721,500	8.89	0.64	6,118

The aggregated intrinsic value of the 2012 Performance Options exercised during the years ended June 30, 2014, 2015 and 2016 was nil, $2,383 and $6,026, respectively.

The aggregated vested-date fair value of 2012 Performance Options vested during years ended June 30, 2014, 2015, 2016 is $5,480, $6,497 and $15,650 respectively.

The Company recorded share-based compensation expense relating to 2012 performance share options of $2,654, $1,602 and $251 which is included in general and administrative expenses, for the years ended June 30, 2014, 2015 and 2016, respectively. As of June 30, 2016, all the share-based compensation expense related to the 2012 Performance Options has been recognized.

The Company paid out a cash dividend of $0.40 per share in March 2015 and the exercise price was adjusted to $8.89 according to the term outline in the 2006 Plan and the performance option agreement.

The valuation-date fair value of each 2012 performance share option granted is estimated on the date of grant using the Black-Scholes-Merton Option Pricing Model. The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

For options granted on February 20, 2012

Risk-free rate of return	0.71%
Expected life (in years)	4.17
Weighted average expected volatility	62.64%
Expected dividends	-

Weighted average risk-free rate of return for periods within the contractual life of the option is based on the U.S. treasury yield curve in effect at the time of grant. Expected option life is estimated based on historical options exercise pattern in accordance with ASC 718. Expected volatility is estimated based on historical volatility of the Company’s stock. Dividend yield is estimated by the Company at zero for the expected option life. The exercise price of the option will be adjusted in the event dividend paid by the Company.

Performance options granted in 2015 (“2015 Performance Options”)

On May 14, 2015, certain employees of the Company were granted share-based compensation awards totaling 1,740,000 performance share options to purchase ordinary shares according to the terms of the 2015 Equity Plan. The exercise price of these options is $22.25 per share. The exercise price of the option will be adjusted in the event dividends are paid by the Company.

On the 24, 36, 48 month anniversary of the grant date, 30%, 30%, 40% of 1,160,000 performance options will vest if the Company’s annual growth rate of Non-GAAP diluted EPS for fiscal years 2015, 2016 and 2017 equals or exceeds 15% per annum. On the 48 month anniversary of the grant date, 50% of the remaining 580,000 options will vest if the Company’s CAGR of Non-GAAP diluted EPS for fiscal years 2015 to 2017 equals or exceeds 20%, and another 50% of the 580,000 performance options will vest if he Company’s CAGR of Non-GAAP diluted EPS for fiscal years 2015 to 2017 equals or exceeds 25%.

Moreover, for option grantees who are responsible for individual businesses, they have to meet the following additional criteria in each year, from fiscal years 2015 to 2017, to exercise the options in that particular year. The annual revenue growth rate compared to prior fiscal year must equal to or exceed 15%, 5%, 15% and 50% respectively for industrial automation (“IA”), rail transportation (“Rail”), mechanical and electrical solutions (“M&E”) and medical (“Medical”) revenue streams.

The vesting schedule for such performance share options is as below:

EPS Threshold	Number of vested options	Months after the grant date
		24 months	36 months	48 months
Annual growth rate over 15% but below 20%	1,160,000	348,000	348,000	464,000
CAGR equals or over 20% but below 25%	Additional 290,000	-	-	290,000
CAGR equals 25% or above	Additional 290,000	-	-	290,000

	Total	348,000	348,000	1,044,000

The 2015 Performance Options will remain exercisable from the vesting date until the 60 month anniversary of the grant date. The EPS threshold and the revenue growth thresholds for Rail and Medical were met for fiscal years ended June 30, 2015 and 2016, however, the revenue growth thresholds of IA and M&E was not achieved. The Company expects the annual growth rate of Non-GAAP diluted EPS for fiscal year 2017 will fall between 15% and 20%, in addition, the revenue growth thresholds are expected to be met for all revenue streams. Based on this expectation, 950,000 out of 1,740,000 2015 performance options are expected to be vested.

A summary of the 2015 performance option activity for the year ended June 30, 2016 is as shown below:

2015 Performance Options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding as at June 30, 2015 and 2016	1,740,000	22.25	3.87	-

Vested and expected to vest at June 30, 2016	950,000	22.25	3.87	-

Exercisable at June 30, 2016	-	$-	-	$-

The weighted averaged grant-date fair value of the 2015 performance options granted in fiscal year 2015 was $22.22.

There was no 2015 performance options vested or exercised during fiscal year 2015 and 2016.

The Company recorded share-based compensation expense relating to the 2015 performance options in the amount of $471 and $3,190 which is included in general and administrative expenses, in fiscal year 2015 and 2016, respectively. As of June 30, 2015 and 2016, total unrecognized share-based compensation expense of $10,293 and $6,033 related to 2015 performance options is expected to be recognized over a weighted average vesting period of 4.87 and 3.87 years, respectively.

For the 2015 performance options, the Company engaged an independent third-party appraiser to assist with the valuation of the option. The Company has adopted the binomial option pricing model to assess the fair value as of the valuation date.

The major inputs to the binomial model are as follows:

For options granted on May 14, 2015
Risk-free rate of return	1.51%
Weighted average expected volatility	53.42%
Expected life (in years)	5 years
Expected ordinary dividend yield	nil

Historically the Company adopted the Black-Scholes-Merton option pricing model to evaluate the fair value of share-based compensation awards. During the year ended June 30, 2015, the Company granted new performance options to its employees. The Company engaged an independent third-party appraiser to assist with the derivation of the fair value of the share-based compensation awards. The Company is ultimately responsible for the determination of all amounts related to share-based compensation recorded in the consolidated financial statements. Based on the information available, the Company concluded that the binomial option pricing model, a lattice model, will yield a better estimation of the fair value compared to the Black-Scholes-Merton option pricing model, which is a closed-form model. Hence, the Company changed the option-valuation technique to the binomial option pricing model for new share-based compensation awards granted after July 1, 2014 in accordance with ASC 718-10-55-20.

Restricted shares

During the year ended June 30, 2011, the Company granted 67,500 restricted ordinary shares to certain directors under the 2006 Plan, of which 15,000 shares were granted on January 1, 2011, 22,500 shares were granted on February 1, 2011, and the remaining 30,000 were granted on June 2, 2011. These restricted shares vest quarterly over a three year period starting from the grant date. Fair value of the restricted shares was determined with reference to the market closing price at grant date.

During the year ended June 30, 2014, the Company granted 52,500 restricted ordinary shares to certain directors under the 2006 Plan. All shares were granted on June 23, 2014. These restricted shares vest quarterly over a three-year period starting from the directors’ respective service inception date. Fair value of the restricted shares was determined with reference to the market closing price at grant date.

A summary of the restricted share activity for the year ended June 30, 2016 is as follows:

	Number of restricted shares	Weighted average grant-date fair value
Un-vested at June 30, 2015	31,875	23.95
Vested	(17,500)	23.95
Un-vested at June 30, 2016	14,375	23.95

The aggregated grant-date fair value of restricted shares vested during the years ended June 30, 2014, 2015 and 2016 were $290, $419 and $419 respectively. $290, $419 and $419 were recorded in general and administrative expenses as restricted share compensation expenses, for the years ended June 30, 2014, 2015 and 2016, respectively. As of June 30, 2016, the aggregated unrecognized compensation expense of $274 related to the restricted shares is expected to be recognized over a weighted-average vesting period of 0.66 years.